CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital 'A' Ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Translation reserve [Member]	Other reserves Warrant reserve [Member]	Other reserves Hedging reserves [Member]	Accumulated surplus [Member]	Total
Balance at Dec. 31, 2014	$ 1,192	$ 12,422	$ (7,367)	$ (4,582)	$ 4,529	$ 23	$ 190,755	$ 196,972
Profit loss for the period							21,796	21,796
Other comprehensive income				(4,872)				(4,872)
Total comprehensive income				(4,872)			21,796	16,924
Share-based payments (Note 21)							1,974	1,974
Options or warrants exercised	17	3,110						3,127
Share issue expenses		(6)						(6)
Dividends							(5,099)	(5,099)
Balance at Dec. 31, 2015	1,209	15,526	(7,367)	(9,454)	4,529	23	209,426	213,892
Profit loss for the period							(100,625)	(100,625)
Other comprehensive income				3,122				3,122
Total comprehensive income				3,122			(100,625)	(97,503)
Share-based payments (Note 21)							1,633	1,663
Options or warrants exercised	4	669						673
Shares purchased			(9,960)					(9,960)
Share issue expenses		(8)						(8)
Dividends
Balance at Dec. 31, 2016	1,213	16,187	(17,327)	(6,332)	4,529	23	110,434	108,727
Profit loss for the period							(40,270)	(40,270)
Other comprehensive income				3,086				3,086
Total comprehensive income				3,086			(40,270)	(37,184)
Transfer of warrant reserve (Note 21)					(4,529)		4,529
Share-based payments (Note 21)							1,109	1,109
Shares purchased			(7,456)					(7,456)
Balance at Dec. 31, 2017	$ 1,213	$ 16,187	$ (24,783)	$ (3,246)		$ 23	$ 75,802	$ 65,196